                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM 10-D

                               ASSET-BACKED ISSUER
               DISTRIBUTION PURSUANT TO SECTION 13 OR 15(D) OF THE
                         SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

                                  333-132202-02
                    Commission File Number of issuing entity

                    LONG BEACH AUTO RECEIVABLES TRUST 2007-A

                                   333-132202
                       Commission File Number of depositor

                     LONG BEACH ACCEPTANCE RECEIVABLES CORP.
              (Exact name of depositor as specified in its charter)

                           LONG BEACH ACCEPTANCE CORP.
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
         (State or other jurisdiction of incorporation or organization of the issuing entity)

                    ONE MACK CENTRE DRIVE, PARAMUS, NJ 07652
           (Address of principal executive offices of issuing entity)

                                 (201) 262-5222
                     (Telephone number, including area code)

                                   33-0660404
                      (I.R.S. Employer Identification No.)

                                       N/A
           (Former name, former address, if changed since last report)

                       Registered pursuant to (check one)

                                                                       Name of exchange
Title of Class    Section 12(b)     Section 12(g)    Section 15(d)     (If section 12(b))
--------------    -------------     -------------    -------------     ------------------

Class A-1                                                 [X]
Class A-2                                                 [X]
Class A-3                                                 [X]
Class A-4                                                 [X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X ] No [ ]

PART 1 - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION

Response to Item 1 is set forth in Exhibit 99.1

PART 2 -OTHER INFORMATION

ITEM 9. EXHIBITS

         (a) Documents filed as part of this report:
              Exhibit 99.1      Servicer's Certificate for the April 2007
                                Collection Period for the May 15, 2007
                                Distribution Date.

                                    SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this Report to be signed on its behalf by the undersigned thereunto duly authorized.

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A
(Issuing Entity)

By:  Long Beach Acceptance Corp., as Servicer

/s/ Michael J. Pankey
---------------------------------------
    Michael J. Pankey
    Executive Vice President and
    Chief Financial Officer

Dated: May 18, 2007

                                  EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------
99.1              Monthly Servicer's Certificate